CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary [Member] USD ($)	Dec. 31, 2014 Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary [Member] CNY	Dec. 31, 2013 Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary [Member] CNY	Dec. 31, 2014 Class A [Member] USD ($)	Dec. 31, 2013 Class A [Member] USD ($)	Dec. 31, 2014 Class B [Member] USD ($)	Dec. 31, 2013 Class B [Member] USD ($)
Allowance for doubtful accounts			2,032
Accounts payable				27,501	170,630	183,373
Deferred revenue	101,074	627,122	407,794	5,782	35,878	33,505
Accrued expenses and other current liabilities	113,542	704,483	650,413	63,520	394,117	364,945
Non-current liabilities	$ 3,905	24,227	32,724	$ 535	3,317	4,146
Common shares, par value (in dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized							686,505,790	686,505,790	313,494,210	313,494,210
Common shares, shares issued							272,092,590	270,466,820	131,876,660	131,876,660
Common shares, shares outstanding							272,092,590	270,466,820	131,876,660	131,876,660